Employee Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Employee Retirement Plans
M.	EMPLOYEE RETIREMENT PLANS

The Company sponsors qualified defined-benefit and defined-contribution retirement plans for most of its employees. In addition to the Company’s qualified defined-benefit pension plans, the Company has unfunded non-qualified defined-benefit pension plans covering certain employees, which provide for benefits in addition to those provided by the qualified pension plans. Substantially all salaried employees participate in non-contributory defined-contribution retirement plans, to which payments are determined annually by the Organization and Compensation Committee of the Board of Directors. Aggregate charges to earnings under the Company’s defined-benefit and defined-contribution retirement plans were $36 million and $43 million in 2012, $34 million and $31 million in 2011 and $34 million and $47 million in 2010, respectively.

In addition, the Company participates in 20 regional multi-employer pension plans, principally related to building trades; none of the plans are considered significant. The aggregate expense recognized through contributions by the Company to these plans was approximately $4 million, $3 million and $3 million in 2012, 2011 and 2010, respectively.

In March 2009, based on management’s recommendation, the Board of Directors approved a plan to freeze all future benefit accruals under substantially all of the Company’s domestic qualified and non-qualified defined-benefit pension plans. The freeze was effective January 1, 2010.

Changes in the projected benefit obligation and fair value of plan assets, and the funded status of the Company’s defined-benefit pension plans were as follows, in millions:

	2012		2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Changes in projected benefit obligation:
Projected benefit obligation at January 1	$943	$174	$868	$163
Service cost	2	—	2	—
Interest cost	42	7	44	8
Actuarial loss (gain), net	100	11	70	13
Foreign currency exchange	9	—	(2)	—
Benefit payments	(40)	(11)	(39)	(10)

Projected benefit obligation at December 31	$1,056	$181	$943	$174

Changes in fair value of plan assets:
Fair value of plan assets at January 1	$504	$—	$509	$—
Actual return on plan assets	75	—	(1)	—
Foreign currency exchange	4	—	—	—
Company contributions	55	11	38	10
Expenses, other	(4)	—	(3)	—
Benefit payments	(40)	(11)	(39)	(10)

Fair value of plan assets at December 31	$594	$—	$504	$—

Funded status at December 31:	$(462)	$(181)	$(439)	$(174)

Amounts in the Company’s consolidated balance sheets were as follows, in millions:

	At December 31, 2012		At December 31, 2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Accrued liabilities	$(3)	$(12)	$(3)	$(12)
Deferred income taxes and other	(459)	(169)	(436)	(162)

Total net liability	$(462)	$(181)	$(439)	$(174)

Amounts in accumulated other comprehensive income before income taxes were as follows, in millions:

	At December 31, 2012		At December 31, 2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Net loss	$467	$53	$424	$43
Net transition obligation	1	—	1	—
Net prior service cost	2	—	(1)	—

Total	$470	$53	$424	$43

Information for defined-benefit pension plans with an accumulated benefit obligation in excess of plan assets was as follows, in millions:

	At December 31
	2012		2011
	Qualified	Non-Qualified	Qualified	Non-Qualified
Projected benefit obligation	$1,056	$181	$943	$174
Accumulated benefit obligation	$1,054	$181	$941	$174
Fair value of plan assets	$594	$—	$504	$—

The projected benefit obligation was in excess of plan assets for all of the Company’s qualified defined-benefit pension plans at December 31, 2012 and 2011.

Net periodic pension cost for the Company’s defined-benefit pension plans was as follows, in millions:

	2012		2011		2010
	Qualified	Non-Qualified	Qualified	Non-Qualified	Qualified	Non-Qualified
Service cost	$2	$—	$2	$—	$3	$—
Interest cost	42	7	44	8	45	9
Expected return on plan assets	(31)	—	(33)	—	(34)	—
Recognized prior service cost	—	—	—	—	(1)	—
Recognized net loss	14	2	10	1	10	—

Net periodic pension cost	$27	$9	$23	$9	$23	$9

The Company expects to recognize $18 million of pre-tax net loss from accumulated other comprehensive income into net periodic pension cost in 2013 related to its defined-benefit pension plans.

Plan Assets. The Company’s qualified defined-benefit pension plan weighted average asset allocation, which is based upon fair value, was as follows:

	At December 31
	2012	2011
Equity securities	44%	44%
Debt securities	41%	39%
Other	15%	17%

Total	100%	100%

Plan assets included 600,000 and 1.2 million shares of Company common stock valued at $10 million and $12 million at December 31, 2012 and 2011, respectively.

The Company’s qualified defined-benefit pension plans have adopted accounting guidance that defines fair value, establishes a framework for measuring fair value and prescribes disclosures about fair value measurements. Accounting guidance defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2012.

Common and Preferred Stocks and Short-Term and Other Investments: Valued at the closing price reported on the active market on which the individual securities are traded, or based on the active market for similar securities. For certain Short-Term and Other Investments, there is no active trading market and they are for the most part illiquid. Due to the significant unobservable inputs, the fair value measurements used to estimate fair value are Level 3 inputs.

Private Equity Funds: Valued based on an estimated fair value using either a market approach or an income approach, each of which requires a significant degree of judgment. There is no active trading market for these investments and they are for the most part illiquid. Due to the significant unobservable inputs, the fair value measurements used to estimate fair value are a Level 3 input.

Corporate Debt Securities: Valued based on the active market for similar securities or on estimated fair value.

Government and Other Debt Securities: Valued based on either the closing price reported on the active market on which the individual securities are traded, the market for similar securities or estimated fair value based on a model for similar securities.

Common Collective Trust Fund: Valued based on a unit value basis, which approximates fair value as of December 31, 2012 and 2011, respectively. Such basis is determined by reference to the respective fund’s underlying assets, which are primarily marketable equity and fixed income securities. There are no unfunded commitments or other restrictions associated with this fund.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the qualified defined-benefit pension plan assets at fair value as of December 31, 2012 and 2011, in millions.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Common and Preferred Stocks:
United States	$127	$61	$—	$188
International	61	10	—	71
Private Equity and
Hedge Funds
United States	—	—	52	52
International	—	—	11	11
Corporate Debt Securities:
United States	—	25	—	25
International	—	73	—	73
Government and Other Debt Securities:
United States	51	42	—	93
International	24	29	—	53
Common Collective Trust Fund – United States	—	12	—	12
Short-Term and Other Investments
United States	1	—	—	1
International	—	—	15	15

Total Assets at Fair Value	$264	$252	$78	$594

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Common and Preferred Stocks:
United States	$119	$38	$—	$157
International	56	9	—	65
Private Equity and Hedge Funds
United States	—	—	52	52
International	—	—	7	7
Corporate Debt Securities:
United States	—	15	—	15
International	—	55	—	55
Government and Other Debt Securities:
United States	46	31	—	77
International	24	29	—	53
Common Collective Trust Fund – United States	—	8	—	8
Short-Term and Other Investments
United States	2	—	—	2
International	—	—	13	13

Total Assets at Fair Value	$247	$185	$72	$504

The table below sets forth a summary of changes in the fair value of the qualified defined-benefit pension plan level 3 assets, in millions.

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Fair Value, January 1	$72	$73
Purchases	9	10
Sales	(8)	(12)
Transfers from Level 2 to Level 3	—	2
Unrealized gains (losses)	5	(1)

Fair Value, December 31	$78	$72

Assumptions. Major assumptions used in accounting for the Company’s defined-benefit pension plans were as follows:

	December 31
	2012	2011	2010
Discount rate for obligations	3.80%	4.40%	5.30%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	—%	—%	1.00%
Discount rate for net periodic pension cost	4.40%	5.30%	5.80%

The discount rate for obligations for 2012 and 2011 was based upon the expected duration of each defined-benefit pension plan’s liabilities matched to the December 31, 2012 and 2011 Towers Watson Rate Link Curve. At December 31, 2012, such rates for the Company’s defined-benefit pension plans ranged from 1.75 percent to 4.50 percent, with the most significant portion of the liabilities having a discount rate for obligations of 3.40 percent or higher. At December 31, 2011, such rates for the Company’s defined-benefit pension plans ranged from 2.00 percent to 5.50 percent, with the most significant portion of the liabilities having a discount rate for obligations of 4.20 percent or higher. The decline in the weighted average discount rate over the last several years is principally the result of lower long-term interest rates in the bond markets. The weighted average discount rates were also affected by the freezing of all future benefit accruals for substantially all of the Company’s domestic qualified and non-qualified defined-benefit plans, which shortened the period of future payments.

For 2012 and 2011, the Company determined the expected long-term rate of return on plan assets of 7.25 percent based upon an analysis of expected and historical rates of return of various asset classes utilizing the current and long-term target asset allocation of the plan assets. The projected asset return at both December 31, 2012 and 2011 also considered near term returns, including current market conditions and also that pension assets are long-term in nature. The actual annual rate of return on the Company’s pension plan assets was 6.9 percent and 3.2 percent for the 10-year periods ended December 31, 2012 and 2011, respectively. Although these rates of return are less than the Company’s current expected long-term rate of return on plan assets, the Company notes that the 10-year period ended December 31, 2012 includes one significant decline in the equity markets. In 2012, actual annual rate of return on the Company’s pension plan assets was 17 percent. Accordingly, the Company believes a 7.25 percent expected long-term rate of return is reasonable.

The investment objectives seek to minimize the volatility of the value of the Company’s plan assets relative to pension liabilities and to ensure plan assets are sufficient to pay plan benefits. In 2012 and 2011, the Company achieved its targeted asset allocation: 45 percent equities, 25 percent fixed-income, 15 percent global assets (combination of equity and fixed-income) and 15 percent alternative investments (such as private equity, commodities and hedge funds). The asset allocation of the investment portfolio was developed with the objective of achieving the Company’s expected rate of return and reducing volatility of asset returns, and considered the freezing of future benefits. The equity portfolios are invested in individual securities or funds that are expected to mirror broad market returns for equity securities. The fixed-income portfolio is invested in corporate bonds, bond index funds or U.S. Treasury securities. The increased allocation to fixed-income securities partially matches the bond-like and long-term nature of the pension liabilities. It is expected that the alternative investments would have a higher rate of return than the targeted overall long-term return of 7.25 percent. However, these investments are subject to greater volatility, due to their nature, than a portfolio of equities and fixed-income investments, and would be less liquid than financial instruments that trade on public markets. This portfolio is expected to yield a long-term rate of return of 7.25 percent.

The fair value of the Company’s plan assets is subject to risk including significant concentrations of risk in the Company’s plan assets related to equity, interest rate and operating risk. In order to ensure plan assets are sufficient to pay benefits, a portion of plan assets is allocated to equity investments that are expected, over time, to earn higher returns with more volatility than fixed-income investments which more closely match pension liabilities. Within equity, risk is mitigated by targeting a portfolio that is broadly diversified by geography, market capitalization, manager mandate size, investment style and process.

In order to minimize asset volatility relative to the liabilities, a portion of plan assets are allocated to fixed-income investments that are exposed to interest rate risk. Rate increases generally will result in a decline in fixed-income assets, while reducing the present value of the liabilities. Conversely, rate decreases will increase fixed income assets, partially offsetting the related increase in the liabilities.

Potential events or circumstances that could have a negative effect on estimated fair value include the risks of inadequate diversification and other operating risks. To mitigate these risks, investments are diversified across and within asset classes in support of investment objectives. Policies and practices to address operating risks include ongoing manager oversight, plan and asset class investment guidelines and instructions that are communicated to managers, and periodic compliance and audit reviews to ensure adherence to these policies. In addition, the Company periodically seeks the input of its independent advisor to ensure the investment policy is appropriate.

Other. The Company sponsors certain post-retirement benefit plans that provide medical, dental and life insurance coverage for eligible retirees and dependents in the United States based upon age and length of service. The aggregate present value of the unfunded accumulated post-retirement benefit obligation was $12 million and $14 million at December 31, 2012 and 2011, respectively.

Cash Flows. At December 31, 2012, the Company expected to contribute approximately $36 million to its qualified defined-benefit pension plans to meet ERISA requirements in 2013. The Company also expected to pay benefits of $7 million and $12 million to participants of its foreign and non-qualified (domestic) defined-benefit pension plans, respectively, in 2013.

At December 31, 2012, the benefits expected to be paid in each of the next five years, and in aggregate for the five years thereafter, relating to the Company’s defined-benefit pension plans, were as follows, in millions:

	Qualified Plans	Non-Qualified Plans
2013	$44	$12
2014	$45	$12
2015	$46	$12
2016	$47	$12
2017	$49	$12
2018–2022	$265	$58